COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASTC Power Partnership
Equity interest
Ownership interest (as a percent)	50.00%
Alberta PPAs
Commitments under operating leases
Share of payments under PPAs	303	394	363
Sundance A
Commitments under operating leases
Power generating capacities under PPAs (in Megawatt)	560
Sundance B
Commitments under operating leases
Power generating capacities under PPAs (in Megawatt)	353
Sheerness
Commitments under operating leases
Power generating capacities under PPAs (in Megawatt)	756